Deferred Revenue and Customer Deposits - Roll Forward of Customer Deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	¥ 38,041	$ 5,969	¥ 37,923
Cash received from customers during the year	225,976	35,461	374,811
Revenue recognized during the year	(220,333)	(34,575)	(363,963)
Refunds paid during the year	(4,098)	(643)	(10,730)
Balance at end of the year	¥ 39,586	$ 6,212	¥ 38,041